Investment Risks - Income Opportunities Fund	Oct. 31, 2024
Income Opportunities Fund - Classes A, L, I, C, R6 | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund.
Income Opportunities Fund - Classes A, L, I, C, R6 | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Income Opportunities Fund - Classes A, L, I, C, R6 | Fixed Income Securities [Member]
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Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). For example, a type of fixed-income securities in which the Fund may invest are corporate debt obligations. In addition to interest rate, credit and other risks, corporate debt obligations are also subject to factors directly related to the issuer, such as the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the marketplace, and by factors not directly related to the issuer, such as general market liquidity, economic conditions and inflation. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). The Fund is not limited as to the maturities (when a debt security provides its final payment) or durations  (measure of interest rate sensitivity) of the securities in which it may invest.  Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

Income Opportunities Fund - Classes A, L, I, C, R6 | Convertible Securities [Member]
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Convertible Securities. To the extent that the Fund invests in convertible securities, and the convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying security. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

Income Opportunities Fund - Classes A, L, I, C, R6 | Credit and Interest Rate Risk [Member]
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Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. In such instances, the value of the Fund could decline and the Fund could lose money. If an issuer’s, guarantor’s or counterparty’s financial condition worsens, the credit quality of the issuer, guarantor or counterparty may deteriorate. Credit ratings may not be an accurate assessment of financial condition, liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Fluctuations in interest rates may also affect the liquidity of and income generated by fixed-income instruments held by the Fund. The Fund may invest in variable and floating rate loans and other variable and floating rate securities. Although the value of these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. Changing interest rates may have unpredictable effects on the markets and may detract from Fund performance. A changing interest rate environment increases certain risks, including the potential for periods of market volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk).

Income Opportunities Fund - Classes A, L, I, C, R6 | Foreign and Emerging Market Securities [Member]
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Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political (including geopolitical), economic and market risks and heightened risks, that may result in losses to the Fund. There also may be greater market volatility, less reliable financial information, less stringent investor protections and disclosure standards, higher transaction and custody costs and risks, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to developments and changing conditions in such markets. Moreover, the growing  interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments (including regional and global, military or other conflicts), the imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals, changes in international trading patterns, trade barriers (including tariffs) and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental interventions or other actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Certain foreign investments may become less liquid and decline in value in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market, economic, political and social turmoil. When the Fund holds illiquid investments, its portfolio may be harder to value. The risks of investing in emerging market countries are greater than the risks associated with investments in foreign developed countries. Emerging market countries may be subject to increased potential for market manipulation and to less   stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable.  In addition, the Fund is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular, in emerging market countries. In addition, the Fund’s investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates.  Economic sanctions or other similar measures may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar measures could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities (in the sanctioned country and other markets), negatively impact the value or liquidity of the Fund’s investments, significantly delay or prevent the settlement of the Fund’s securities transactions, force the Fund to sell or otherwise dispose of investments at inopportune times or prices, or impair the Fund’s ability to meet its investment objective or invest in accordance with its investment strategies.

Income Opportunities Fund - Classes A, L, I, C, R6 | Collateralized Mortgage-Backed Securities [Member]
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Mortgage-Backed Securities. Mortgage-backed securities entail prepayment risk, which generally increases during a period of falling interest rates. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of mortgage-backed securities will increase and market price will decrease. Rates of prepayment, faster or slower than expected by the Adviser, could reduce the Fund’s yield, increase the volatility of the Fund and/or cause a decline in NAV per share. Mortgage-backed securities are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying the securities to be prepaid more slowly than expected, thereby lengthening the duration of such securities, increasing their sensitivity to interest rate changes and causing their prices to decline. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. In addition, mortgage-backed securities are subject to credit risk. The Fund may invest in non-agency mortgage-backed securities offered by non-governmental issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers. Non-agency mortgage-backed securities are not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-backed securities that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying non-agency mortgage-backed securities may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored mortgage-backed securities and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. To the extent the Fund invests in non-agency mortgage-backed securities offered by non-governmental issuers, the Fund will be exposed to additional risks because, among other things, there are no direct or indirect government or agency guarantees of payments in pools underlying the securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Furthermore, mortgage-backed securities may be subject to risks associated with the assets underlying those securities, such as a decline in value. Investments in mortgage-backed securities may give rise to a form of leverage (indebtedness) and may cause the Fund’s portfolio turnover rate to appear higher. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged. The risks associated with mortgage-backed securities typically become elevated during periods of distressed economic, market, health and labor conditions. In particular, increased levels of unemployment, delays and delinquencies in payments of mortgage and rent obligations, and uncertainty regarding the effects and extent of government intervention with respect to mortgage payments and other economic matters may adversely affect the Fund’s investments in mortgage-backed securities. In addition, commercial mortgage-backed securities are also subject to risks associated with reduced demand for commercial and office space, tightening lending standards and increased interest and lending rates, and other developments adverse to the commercial real estate market.

Income Opportunities Fund - Classes A, L, I, C, R6 | Collateralized Mortgage Obligations [Member]
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Collateralized Mortgage Obligations. CMOs are comprised of various tranches, the expected cash flows of which have varying degrees of predictability as compared with the underlying mortgage loans or mortgage pass-through entities. The less predictable the cash flow, the higher the yield and the greater the risk. In addition to the risks generally associated with mortgage-backed securities, if the collateral securing CMOs or any third-party guarantees is insufficient to make payments, the Fund could sustain a loss. Like other mortgage backed-securities, CMOs are subject to credit risk. The Fund invests in both agency and non-agency CMOs. Some agency CMOs have reduced credit risk as they are government guaranteed.

Income Opportunities Fund - Classes A, L, I, C, R6 | Stripped Mortgage-Backed Securities [Member]
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Stripped Mortgage-Backed Securities. In addition to the risks generally associated with mortgage-backed securities, investments in each class of SMBS are extremely sensitive to changes in interest rates. The interest-only or “IO” class tends to decrease in value substantially if interest rates decline and prepayment rates become more rapid. The principal-only or “PO” class tends to decrease in value substantially if interest rates increase and the rate of prepayment decreases. If the Fund invests in SMBS and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment. Like other mortgage backed-securities, SMBS are subject to credit risk. The Fund invests in both agency and non-agency SMBS. Some agency SMBS have reduced credit risk as they are government guaranteed.

Income Opportunities Fund - Classes A, L, I, C, R6 | Commercial Mortgage-Backed Securities [Member]
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Commercial Mortgage-Backed Securities. CMBS are subject to risks similar to those associated with mortgage-backed securities, including credit risk and prepayment risk. The values of, and income generated by,  CMBS may also be adversely affected by, among other things, changing interest rates, tightening lending standards, and other developments impacting the commercial real estate market, such as population shifts and other demographic changes, increasing vacancies (potentially for extended periods) and reduced demand for commercial and office space as well as maintenance or tenant improvement costs and costs to convert properties for other uses.

Income Opportunities Fund - Classes A, L, I, C, R6 | When-Issued Securities, Delayed Delivery Securities, TBAs and Forward Commitments [Member]
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When-Issued Securities, Delayed Delivery Securities, TBAs and Forward Commitments.  The Fund may purchase or sell securities that it is entitled to receive on a when-issued, delayed delivery or through a forward commitment basis. For example, the Fund may invest in TBAs, which settle on a delayed delivery basis. These investments may result in a form of leverage and may increase volatility in the Fund’s share price. In a TBA transaction, the seller agrees to deliver the MBS for an agreed upon price on an agreed upon future date, but makes no guarantee as to which or how many securities are to be delivered. Accordingly, the Fund’s investments in TBAs are subject to risks such as failure of the counterparty to perform its obligation to deliver the security, the characteristics of a security delivered to the Fund may be less favorable than expected and the security the Fund buys will lose value prior to its delivery. The Fund’s purchase of other securities on a when-issued, delayed delivery or through a forward commitment basis are subject to similar risks. When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not benefit if the value of the security appreciates above the sale price during the commitment period and the Fund is subject to failure of the counterparty to pay for the securities.

Income Opportunities Fund - Classes A, L, I, C, R6 | Asset-Backed Securities [Member]
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Asset-Backed Securities. Asset-backed securities are subject to credit (such as a borrower’s default on its mortgage obligation and the default or failure of a guarantee underlying the asset-backed security), interest rate and certain additional risks, including the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. To the extent the Fund invests in asset-backed securities issued by non-governmental issuers, such as commercial banks, savings and loan institutions, and other secondary market issuers, the Fund will be exposed to additional risks because, among other things, there are no direct or indirect government or agency guarantees of payments in the pools underlying the securities. Some asset-backed securities also entail prepayment risk and extension risk, which may vary depending on the type of asset. Due to these risks, asset-backed securities may become more volatile in certain interest rate environments.

Income Opportunities Fund - Classes A, L, I, C, R6 | High Yield Securities (“Junk Bonds”) [Member]
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High Yield Securities (“Junk Bonds”). The Fund’s investments in high yield securities expose it to increased risks, including a substantial degree of credit and default risks. High yield securities may be issued by companies that are restructuring, are smaller and less  creditworthy or are more highly leveraged or indebted than other companies or are financially distressed, and therefore they typically have more difficulty making scheduled payments of principal and interest than issuers of higher rated investments. High yield securities are subject to greater risk of loss (including substantial or total loss) of income and principal than higher rated securities and are considered speculative because of increased credit risk relative to higher rated fixed income investments. High yield securities are also subject to greater price volatility, including sudden and substantial decreases in price, and less liquidity than higher rated securities. High yield securities are particularly sensitive to adverse economic, market, industry or issuer-specific developments, which may result in an increased incidence of default. In the event of a default, the Fund may incur additional expenses to seek recovery or to negotiate new terms with a defaulting issuer.

Income Opportunities Fund - Classes A, L, I, C, R6 | Restricted Securities [Member]
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Restricted Securities.  The Fund’s investments may include restricted securities, which are generally subject to resale or transfer restrictions or prohibitions. Restricted securities may not be listed on an exchange and may have no active trading market. The Fund may be unable to dispose of restricted securities promptly or may be able to sell restricted securities only at disadvantageous times or prices, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer. There is no assurance that a liquid market will exist for restricted securities and these securities could have the effect of increasing the level of Fund illiquidity. In addition, the market for certain investments deemed liquid at the time of purchase may become illiquid under adverse market or economic conditions. The illiquidity of the market, as well as the lack of publicly available information regarding these securities, including readily available market quotations, may also adversely affect the ability to arrive at a fair value for certain securities at certain times and could make it difficult for the Fund to sell certain securities. If the Fund is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value and may be unable to sell the security at all. In addition, restricted securities may involve a high degree of business and financial risk, which may result in substantial losses to the Fund.

Income Opportunities Fund - Classes A, L, I, C, R6 | Market and Geopolitical Risk [Member]
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Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic, geopolitical and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes, supply chain disruptions and the threat or actual imposition of tariffs, trade barriers and other protectionist or retaliatory measures) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the  U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments,  adversely affect and increase the volatility of the Fund’s share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

Income Opportunities Fund - Classes A, L, I, C, R6 | U.S. Government Securities [Member]
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U.S. Government Securities. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. government securities are also subject to interest rate risks and can exhibit price fluctuations resulting from increases or decreases in interest rates.

Income Opportunities Fund - Classes A, L, I, C, R6 | Sovereign Debt Securities [Member]
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Sovereign Debt Securities. Investing in sovereign debt securities will expose the Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities. The issuer or governmental authority that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or pay interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors. In addition, foreign governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments. Moreover, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Income Opportunities Fund - Classes A, L, I, C, R6 | Currency Derivatives [Member]
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Currency Derivatives. Investments in currency derivatives may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Adviser expects. Foreign currency forward exchange contracts and currency futures and options contracts create exposure to currencies in which the Fund’s securities are not denominated. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk that such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken and that foreign currency forward exchange contracts create exposure to currencies in which the Fund’s securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the  counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

Income Opportunities Fund - Classes A, L, I, C, R6 | Loan Risks [Member]
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Loan Risks. Investments in loans are subject to the risks generally associated with other debt obligations (such as credit and interest rate risk). Loans are also subject to additional risks, including subordination to other creditors, no collateral or limited rights in collateral, increased liquidity risks and lack of publicly available information. Loans are subject to the risk of default in the payment of interest or principal, which will result in a reduction of income or other losses to the Fund, and a potential decrease in the Fund’s NAV. Loans are traded in a private, unregulated inter-dealer or inter-bank resale market and are generally subject to contractual restrictions that must be satisfied before a loan can be bought or sold. These restrictions may impede the Fund’s ability to buy or sell loans (thus affecting their liquidity) and may negatively impact the transaction price. It also may take longer than seven days for transactions in loans to settle. Due to the possibility of an extended loan settlement process, the Fund may hold additional cash, sell investments or temporarily borrow from banks or other lenders to meet short-term liquidity needs. The types of covenants included in loan agreements generally vary depending on market conditions, the  creditworthiness of the issuer, the nature of the collateral securing the loan and possibly other factors. Loans with fewer covenants that restrict activities of the borrower may provide the borrower with more flexibility to take actions that may be detrimental to the loan holders and provide fewer investor protections in the event of such actions or if covenants are breached. The Fund may experience relatively greater realized or unrealized losses or delays and expense in enforcing its rights with respect to loans with fewer restrictive covenants. Loans to entities located outside of the U.S. may have substantially different lender protections and covenants as compared to loans to U.S. entities and generally involve greater and additional risks. The Fund may have difficulties and  incur expense enforcing its rights with respect to loans and  non-U.S. loans could be subject to bankruptcy laws that are materially different than in the U.S. Loans may be structured such that they are not securities under securities laws, and in the event of fraud or misrepresentation by a borrower, lenders may not have the protection of the anti-fraud provisions of the federal securities laws. Loans are also subject to risks associated with other types of income investments, including credit risk and risks of lower rated investments. In addition, bank loans are subject to the risk of default in the payment of interest or principal on a loan, which will result in a reduction of income to the Fund, and a potential decrease in the Fund’s  NAV. The risk of default on loans will increase in the event of an economic downturn or a substantial increase in interest rates. Because some loans rank lower in priority of payment to other loans and other obligations, such loans present a greater degree of investment risk and may exhibit greater price volatility.

Income Opportunities Fund - Classes A, L, I, C, R6 | Liquidity [Member]
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Liquidity. The Fund may make investments that are less liquid, illiquid or restricted or that may become illiquid or less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. Liquidity risk may be magnified in a market where credit spread and interest rate volatility is rising and where investor redemptions from fixed-income mutual funds may be higher than normal. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value and may be unable to sell the security at all.

Income Opportunities Fund - Classes A, L, I, C, R6 | Portfolio Turnover [Member]
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Portfolio Turnover. Consistent with its investment policies, the Fund will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover will cause the Fund to incur additional transaction costs.

Income Opportunities Fund - Classes A, L, I, C, R6 | Derivatives [Member]
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Derivatives. Derivatives and other similar instruments that create synthetic exposure often are subject to risks similar to those of the underlying asset or instrument, including market risk, and may be subject to additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Income Opportunities Fund - Classes A, L, I, C, R6 | Active Management Risk [Member]
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Active Management Risk. In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Income Opportunities Fund - Classes A, L, I, C, R6 | Corporate Debt Obligations [Member]
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Corporate Debt Obligations. Corporate debt obligations are fixed-income securities issued by corporations. The investment return of corporate debt obligations reflects interest earnings and changes in the market value of the security. The market value of a corporate debt obligation may be expected to rise and fall inversely with interest rates generally. There also exists the risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Debtholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder.

Income Opportunities Fund - Class IR | Risk Lose Money [Member]
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Risk [Text Block]	There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund.
Income Opportunities Fund - Class IR | Risk Not Insured Depository Institution [Member]
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Risk [Text Block]	Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Income Opportunities Fund - Class IR | Fixed Income Securities [Member]
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Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). For example, a type of fixed-income securities in which the Fund may invest are corporate debt obligations. In addition to interest rate, credit and other risks, corporate debt obligations are also subject to factors directly related to the issuer, such as the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the marketplace, and by factors not directly related to the issuer, such as general market liquidity, economic conditions and inflation. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). The Fund is not limited as to the maturities (when a debt security provides its final payment) or durations (measure of interest rate sensitivity) of the securities in which it may invest. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

Income Opportunities Fund - Class IR | Convertible Securities [Member]
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Convertible Securities. To the extent that the Fund invests in convertible securities, and the convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying security. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

Income Opportunities Fund - Class IR | Credit and Interest Rate Risk [Member]
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Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. In such instances, the value of the Fund could decline and the Fund could lose money. If an issuer’s, guarantor’s or counterparty’s financial condition worsens, the credit quality of the issuer, guarantor or counterparty may deteriorate. Credit ratings may not be an accurate assessment of financial condition, liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Fluctuations in interest rates may also affect the liquidity of and income generated by fixed-income instruments held by the Fund. The Fund may invest in variable and floating rate loans and other variable and floating rate securities. Although the value of these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. Changing interest rates may have unpredictable effects on the markets and may detract from Fund performance. A changing interest rate environment increases certain risks, including the potential for periods of market volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk).

Income Opportunities Fund - Class IR | Foreign and Emerging Market Securities [Member]
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Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political (including geopolitical), economic and market risks and heightened risks, that may result in losses to the Fund. There also may be greater market volatility, less reliable financial information, less stringent investor protections and disclosure standards, higher transaction and custody costs and risks, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to developments and changing conditions in such markets. Moreover, the growing  interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments (including regional and global, military or other conflicts), the imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals, changes in international trading patterns, trade barriers (including tariffs) and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental interventions or other actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Certain foreign investments may become less liquid and decline in value in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market, economic, political and social turmoil. When the Fund holds illiquid investments, its portfolio may be harder to value. The risks of investing in emerging market countries are greater than the risks associated with investments in foreign developed countries. Emerging market countries may be subject to increased potential for market manipulation and to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable. In addition, the Fund is limited in its ability to exercise its legal rights or enforce a  counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular, in emerging market countries. In addition, the Fund’s investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates.  Economic sanctions or other similar measures may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar measures could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities (in the sanctioned country and other markets), negatively impact the value or liquidity of the Fund’s investments, significantly delay or prevent the settlement of the Fund’s securities transactions, force the Fund to sell or otherwise dispose of investments at inopportune times or prices, or impair the Fund’s ability to meet its investment objective or invest in accordance with its investment strategies.

Income Opportunities Fund - Class IR | Collateralized Mortgage-Backed Securities [Member]
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Mortgage-Backed Securities. Mortgage-backed securities entail prepayment risk, which generally increases during a period of falling interest rates. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of mortgage-backed securities will increase and market price will decrease. Rates of prepayment, faster or slower than expected by the Adviser, could reduce the Fund’s yield, increase the volatility of the Fund and/or cause a decline in NAV per share. Mortgage-backed securities are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying the securities to be prepaid more slowly than expected, thereby lengthening the duration of such securities, increasing their sensitivity to interest rate changes and causing their prices to decline. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. In addition, mortgage-backed securities are subject to credit risk. The Fund may invest in non-agency mortgage-backed securities offered by non-governmental issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers. Non-agency mortgage-backed securities are not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-backed securities that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying non-agency mortgage-backed securities may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored mortgage-backed securities and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. To the extent the Fund invests in non-agency mortgage-backed securities offered by non-governmental issuers, the Fund will be exposed to additional risks because, among other things, there are no direct or indirect government or agency guarantees of payments in pools underlying the securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include  subprime mortgages. Furthermore, mortgage-backed securities may be subject to risks associated with the assets underlying those securities, such as a decline in value. Investments in mortgage-backed securities may give rise to a form of leverage (indebtedness) and may cause the Fund’s portfolio turnover rate to appear higher. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged. The risks associated with mortgage-backed securities typically become elevated during periods of distressed economic, market, health and labor conditions. In particular, increased levels of unemployment, delays and delinquencies in payments of mortgage and rent obligations, and uncertainty regarding the effects and extent of government intervention with respect to mortgage payments and other economic matters may adversely affect the Fund’s investments in mortgage-backed securities. In addition, commercial mortgage-backed securities are also subject to risks associated with reduced demand for commercial and office space, tightening lending standards and increased interest and lending rates, and other developments adverse to the commercial real estate market.

Income Opportunities Fund - Class IR | Collateralized Mortgage Obligations [Member]
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Collateralized Mortgage Obligations. CMOs are comprised of various tranches, the expected cash flows of which have varying degrees of predictability as compared with the underlying mortgage loans or mortgage pass-through entities. The less predictable the cash flow, the higher the yield and the greater the risk. In addition to the risks generally associated with mortgage-backed securities, if the collateral securing CMOs or any third-party guarantees is insufficient to make payments, the Fund could sustain a loss. Like other mortgage backed-securities, CMOs are subject to credit risk. The Fund invests in both agency and non-agency CMOs. Some agency CMOs have reduced credit risk as they are government guaranteed.

Income Opportunities Fund - Class IR | Stripped Mortgage-Backed Securities [Member]
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Stripped Mortgage-Backed Securities. In addition to the risks generally associated with mortgage-backed securities, investments in each class of SMBS are extremely sensitive to changes in interest rates. The interest-only or “IO” class tends to decrease in value substantially if interest rates decline and prepayment rates become more rapid. The principal-only or “PO” class tends to decrease in value substantially if interest rates increase and the rate of prepayment decreases. If the Fund invests in SMBS and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment. Like other mortgage backed-securities, SMBS are subject to credit risk. The Fund invests in both agency and non-agency SMBS. Some agency SMBS have reduced credit risk as they are government guaranteed.

Income Opportunities Fund - Class IR | Commercial Mortgage-Backed Securities [Member]
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Commercial Mortgage-Backed Securities. CMBS are subject to risks similar to those associated with mortgage-backed securities, including credit risk and prepayment risk. The values of, and income generated by, CMBS may also be adversely affected by, among other things, changing interest rates, tightening lending standards, and other developments impacting the commercial real estate market, such as population shifts and other demographic changes, increasing vacancies (potentially for extended periods) and reduced demand for commercial and office space as well as maintenance or tenant improvement costs and costs to convert properties for other uses.

Income Opportunities Fund - Class IR | When-Issued Securities, Delayed Delivery Securities, TBAs and Forward Commitments [Member]
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When-Issued Securities, Delayed Delivery Securities, TBAs and Forward Commitments.  The Fund may purchase or sell securities that it is entitled to receive on a when-issued, delayed delivery or through a forward commitment basis. For example, the Fund may invest in TBAs, which settle on a delayed delivery basis. These investments may result in a form of leverage and may increase volatility in the Fund’s share price. In a TBA transaction, the seller agrees to deliver the MBS for an agreed upon price on an agreed upon future date, but makes no guarantee as to which or how many securities are to be delivered. Accordingly, the Fund’s investments in TBAs are subject to risks such as failure of the counterparty to perform its obligation to deliver the security, the characteristics of a security delivered to the Fund may be less favorable than expected and the security the Fund buys will lose value prior to its delivery. The Fund’s purchase of other securities on a when-issued, delayed delivery or through a forward commitment basis are subject to similar risks. When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not benefit if the value of the security appreciates above the sale price during the commitment period and the Fund is subject to failure of the counterparty to pay for the securities.

Income Opportunities Fund - Class IR | Asset-Backed Securities [Member]
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Asset-Backed Securities. Asset-backed securities are subject to credit (such as a borrower’s default on its mortgage obligation and the default or failure of a guarantee underlying the asset-backed security), interest rate and certain additional risks, including the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. To the extent the Fund invests in asset-backed securities issued by non-governmental issuers, such as commercial banks, savings and loan institutions, and other secondary market issuers, the Fund will be exposed to additional risks because, among other things, there are no direct or indirect government or agency guarantees of payments in the pools underlying the securities. Some asset-backed securities also entail prepayment risk and extension risk, which may vary depending on the type of asset. Due to these risks, asset-backed securities may become more volatile in certain interest rate environments.

Income Opportunities Fund - Class IR | High Yield Securities (“Junk Bonds”) [Member]
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High Yield Securities (“Junk Bonds”). The Fund’s investments in high yield securities expose it to increased risks, including a substantial degree of credit and default risks. High yield securities may be issued by companies that are restructuring, are smaller and less  creditworthy or are more highly leveraged or indebted than other companies or are financially distressed, and therefore they typically have more difficulty making scheduled payments of principal and interest than issuers of higher rated investments. High yield securities are subject to greater risk of loss (including substantial or total loss) of income and principal than higher rated securities and are considered speculative because of increased credit risk relative to higher rated fixed income investments. High yield securities are also subject to greater price volatility, including sudden and substantial decreases in price, and less liquidity than higher rated securities. High yield securities are particularly sensitive to adverse economic, market, industry or issuer-specific developments, which may result in an increased incidence of default. In the event of a default, the Fund may incur additional expenses to seek recovery or to negotiate new terms with a defaulting issuer.

Income Opportunities Fund - Class IR | Restricted Securities [Member]
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Restricted Securities.  The Fund’s investments may include restricted securities, which are generally subject to resale or transfer restrictions or prohibitions. Restricted securities may not be listed on an exchange and may have no active trading market. The Fund may be unable to dispose of restricted securities promptly or may be able to sell restricted securities only at disadvantageous times or prices, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer. There is no assurance that a liquid market will exist for restricted securities and these securities could have the effect of increasing the level of Fund illiquidity. In addition, the market for certain investments deemed liquid at the time of purchase may become illiquid under adverse market or economic conditions. The illiquidity of the market, as well as the lack of publicly available information regarding these securities, including readily available market quotations, may also adversely affect the ability to arrive at a fair value for certain securities at certain times and could make it difficult for the Fund to sell certain securities. If the Fund is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value and may be unable to sell the security at all. In addition, restricted securities may involve a high degree of business and financial risk, which may result in substantial losses to the Fund.

Income Opportunities Fund - Class IR | Market and Geopolitical Risk [Member]
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Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic, geopolitical and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes, supply chain disruptions and the threat or actual imposition of tariffs, trade barriers and other protectionist or retaliatory measures) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the  U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments,  adversely affect and increase the volatility of the Fund’s share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

Income Opportunities Fund - Class IR | U.S. Government Securities [Member]
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U.S. Government Securities. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. government securities are also subject to interest rate risks and can exhibit price fluctuations resulting from increases or decreases in interest rates.

Income Opportunities Fund - Class IR | Sovereign Debt Securities [Member]
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Sovereign Debt Securities. Investing in sovereign debt securities will expose the Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities. The issuer or governmental authority that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or pay interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors. In addition, foreign governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments. Moreover, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Income Opportunities Fund - Class IR | Currency Derivatives [Member]
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Currency Derivatives. Investments in currency derivatives may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Adviser expects. Foreign currency forward exchange contracts and currency futures and options contracts create exposure to currencies in which the Fund’s securities are not denominated. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk that such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken and that foreign currency forward exchange contracts create exposure to currencies in which the Fund’s securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the  counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

Income Opportunities Fund - Class IR | Loan Risks [Member]
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Loan Risks. Investments in loans are subject to the risks generally associated with other debt obligations (such as credit and interest rate risk). Loans are also subject to additional risks, including subordination to other creditors, no collateral or limited rights in collateral, increased liquidity risks and lack of publicly available information. Loans are subject to the risk of default in the payment of interest or principal, which will result in a reduction of income or other losses to the Fund, and a potential decrease in the Fund’s NAV. Loans are traded in a private, unregulated inter-dealer or inter-bank resale market and are generally subject to contractual restrictions that must be satisfied before a loan can be bought or sold. These restrictions may impede the Fund’s ability to buy or sell loans (thus affecting their liquidity) and may negatively impact the transaction price. It also may take longer than seven days for transactions in loans to settle. Due to the possibility of an extended loan settlement process, the Fund may hold additional cash, sell investments or temporarily borrow from banks or other lenders to meet short-term liquidity needs. The types of covenants included in loan agreements generally vary depending on market conditions, the  creditworthiness of the issuer, the nature of the collateral securing the loan and possibly other factors. Loans with fewer covenants that restrict activities of the borrower may provide the borrower with more flexibility to take actions that may be detrimental to the loan holders and provide fewer investor protections in the event of such actions or if covenants are breached. The Fund may experience relatively greater realized or unrealized losses or delays and expense in enforcing its rights with respect to loans with fewer restrictive covenants. Loans to entities located outside of the U.S. may have substantially different lender protections and covenants as compared to loans to U.S. entities and generally involve greater and additional risks. The Fund may have difficulties and  incur expense enforcing its rights with respect to loans and  non-U.S. loans could be subject to bankruptcy laws that are materially different than in the U.S. Loans may be structured such that they are not securities under securities laws, and in the event of fraud or misrepresentation by a borrower, lenders may not have the protection of the anti-fraud provisions of the federal securities laws. Loans are also subject to risks associated with other types of income investments, including credit risk and risks of lower rated investments. In addition, bank loans are subject to the risk of default in the payment of interest or principal on a loan, which will result in a reduction of income to the Fund, and a potential decrease in the Fund’s  NAV. The risk of default on loans will increase in the event of an economic downturn or a substantial increase in interest rates. Because some loans rank lower in priority of payment to other loans and other obligations, such loans present a greater degree of investment risk and may exhibit greater price volatility.

Income Opportunities Fund - Class IR | Liquidity [Member]
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Liquidity. The Fund may make investments that are less liquid, illiquid or restricted or that may become illiquid or less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. Liquidity risk may be magnified in a market where credit spread and interest rate volatility is rising and where investor redemptions from fixed-income mutual funds may be higher than normal.  If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value and may be unable to sell the security at all.

Income Opportunities Fund - Class IR | Portfolio Turnover [Member]
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Portfolio Turnover. Consistent with its investment policies, the Fund will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover will cause the Fund to incur additional transaction costs.

Income Opportunities Fund - Class IR | Derivatives [Member]
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Derivatives. Derivatives and other similar instruments that create synthetic exposure often are subject to risks similar to those of the underlying asset or instrument, including market risk, and may be subject to additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Income Opportunities Fund - Class IR | Active Management Risk [Member]
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Active Management Risk. In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Income Opportunities Fund - Class IR | Corporate Debt Obligations [Member]
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Corporate Debt Obligations. Corporate debt obligations are fixed-income securities issued by corporations. The investment return of corporate debt obligations reflects interest earnings and changes in the market value of the security. The market value of a corporate debt obligation may be expected to rise and fall inversely with interest rates generally. There also exists the risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Debtholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder.